FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

OMB APPROVAL
OMB Number: 3235-0076
Expires: December 31, 2002
Estimated average burden
hours per response......16.00

FORM D
NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6) AND/OR UNLIMITED OFFERING EXEMPTION

SEC USE ONLY
PREFIX SERIAL

DATE RECEIVED

21-34666

Name of Offering Mama Llamas Reg D Offering

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐Rule 505 x☐Rule 506 ☐Section 4(6) ☐ ULOE
Type of Filing: x☐ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer Mama Llamas Food Products , Inc.
Address of Executive Offices 1135 Terminal Way,Suite 209,Reno Nevada 89509
800-254-5779
Brief Description of Business Food Manufacture

Type of Business Organization
x☐corporation ☐limited partnership, already formed ☐other (please specify)
☐business trust ☐limited partnership, to be formed

Month Year
Actual or Estimated Date of Incorporation or Organization: 01 01 x ☐ Actual ☐Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U. S. Postal Service abbreviation for State: NV
CN for Canada; FN for other foreign jurisdiction)

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U. S. C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U. S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U. S. Securities and Exchange Commission, 450 Fifth Street, N. W. , Washington, D. C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering any changes thereto, the information requested in Part C and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$3,000,000	$ 0
Common Preferred		
Convertible Securities (including warranties)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (Specify ____________)	$ 0	$ 0
Total	$ 0	$ 0

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if the answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	$ 0	$ 0
Non-accredited Investors	$ 0	$ 0
Total	$ 0	$ 0

Answer also in Appendix, Column 3, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 506	$ 0	$ 0
Regulation A	$	$
Rule 504	$	$
Total	$ 0	$ 0

SEC 1972 (1/94)

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐ $_0
Printing and Engraving Costs	☐$500
Legal Fees	☐ $25,000
Accounting Fees	$250
Engineering Fees	☐$_0
Sales Commissions (specify finder' fees separately)	☐$300,000
Other Expenses (identify)	☐$37,500
Total	☐ $363,250.00

4. b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $2,636,750

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors & Affiliates	Payments to Others
Salaries and fees	☐ $100,000	$37,000
Purchase of real estate	☐ $_0	☐$0
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐$_59,450
Construction or leasing of plant buildings and facilities	☐ $	☐$100,995
Acquisition of other businesses (including the value of securities in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐$_0	☐$0
Repayment of Indebtedness	☐$30,000	☐$_0
Working Capital	☐$_0	☐$32,907
Other (specify)operating,marketing	☐$	☐$2,309,305
Columns Total	☐$130,000	☐$2,506,750

Total Payments Listed (column totals added)...... ☐$2,636,750

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U. S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non - accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer Mama Llamas Food Products   Signature [signature]   Date 10-17-01

Name of Signer Emilio Llamas   Title of Signer President

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

D. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule?   Yes ☐   No X ☐

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrator, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer Mama Llamas Food Products   Signature [signature]   Date 10-17-01

Name of Signer Emilio Llamas   Title of Signer President

Instruction: Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

SEC 1972 (1/94)

APPENDIX

1.	2.	3.	4.	5.